Basis of consolidation (Tables)	12 Months Ended
Dec. 31, 2022
Basis Of Consolidation
These consolidated financial statements include the subsidiaries

					December 31
Entity	Control	Principal activities	Functional currency	Country	2022	2021	2020
Nu BN México, S.A. de CV (“Nu Mexico”)	Indirect	Multiple purpose financial company	MXN	Mexico	100%	100%	100%
Nu BN Servicios México, S.A. de CV (“Nu Servicios")	Indirect	Credit card operations	MXN	Mexico	100%	100%	100%
Nu BN Tecnologia, S.A de CV (“Nu Tecnologia”)	Indirect	Computer consulting service	MXN	Mexico	100%	100%	100%
Nu Colombia S.A. (“Nu Colombia”)	Indirect	Credit card operations	COP	Colombia	100%	100%	100%
Cognitect, Inc. ("Cognitect")	Direct	Technology E-Hub	US$	USA	100%	100%	100%
Nu Pagamentos S.A. - Instituição de Pagamentos (“Nu Pagamentos”)	Indirect	Credit card and prepaid account operations	BRL	Brazil	100%	100%	100%
Nu Financeira S.A. – SCFI (“Nu Financeira”)	Indirect	Loan operations	BRL	Brazil	100%	100%	100%
Nu Asset Management Ltda. (“Nu Asset”) - former "Nu Investimentos"	Indirect	Fund manager	BRL	Brazil	100%	100%	100%
Nu Distribuidora de Titulos e Valores Mobiliarios Ltda. ("Nu DTVM")	Indirect	Securities distribution	BRL	Brazil	100%	100%	100%
Nu Produtos Ltda. ("Nu Produtos")	Indirect	Insurance commission	BRL	Brazil	100%	100%	100%
Nu Invest Corretora de Valores S.A ("Nu Invest") - former “Easynvest TCV"	Indirect	Investment platform	BRL	Brazil	100%	100%	-
Nu Corretora de Seguros Ltda. ("Nu Corretora de Seguros") - former “Easynvest Corretora"	Indirect	Insurance commission	BRL	Brazil	100%	100%	-
Nu Plataformas - Intermediação de Negocios e Serviços Ltda ("Nu Plataforma")	Indirect	Services platform	BRL	Brazil	100%	100%	-
Nu Tecnologia S.A ("Nu Tecnologia")	Direct	Talent E-Hub	UYU	Uruguay	100%	100%	-
Nu México Financiera, S.A. de C.V., S.F.P. ("Nu Financiera") - former “Akala”	Indirect	Multiple purpose financial company	MXN	Mexico	100%	100%	-
Nu Pay for Business Instituição de Pagamentos Ltda. ("Spin Pay")	Indirect	Payment hub	BRL	Brazil	100%	100%	-
Olivia AI do Brasil Instituição de Pagamento Ltda. ("Olivia Pagamentos")	Indirect	AI Fintech	BRL	Brazil	100%	-	-
Nu Crypto Ltda.	Indirect	Crypto distribution	BRL	Brazil	100%	-	-
Nu Colombia Compañía de Financiamiento S.A.	Indirect	Financial intermediary	COP	Colombia	100%	-	-
Nu Brasil Serviços Ltda.	Indirect	Administrative Services	BRL	Brazil	100%	-	-
Nu Brasil Tecnologia Ltda.	Indirect	Information Technology Activities	BRL	Brazil	100%	-	-

Additional details of consolidated investment fund

Name of the entity	Country
Fundo de Investimento Ostrum Soberano Renda Fixa Referenciado DI (“Fundo Ostrum”)	Brazil